CONVERTIBLE NOTES	3 Months Ended
Mar. 31, 2021
NOTES PAYABLE
NOTES PAYABLE

7.   CONVERTIBLE NOTES

During the years ended March 31, 2021, and December 31, 2020, the Company issued various convertible notes to investors. The details of the convertible notes issued are set forth below and the Company refers to the collective group of all such note instruments as the “Convertible Notes”.

January 2020 Convertible Notes and Warrants Issuance and Equity Exchange

In January 2020, the Company issued and sold convertible promissory notes (“the “January 2020 Convertible Notes”) to various investors and received aggregate gross proceeds of $14.3 million, of which $13.7 million was issued and sold to related parties as a result of affiliations with certain members of the Board. Each of the January 2020 Convertible Notes was issued at par with interest at 8% per annum and a maturity date of June 2020 under the same terms as the existing convertible notes issued prior to 2020. At the election of a majority of the note holders, the maturity date of the January 2020 Convertible Notes can be extended by six months up to four separate times. The Company incurred $0.2 million of additional debt issuance costs associated with the notes offering, which was included within the convertible promissory notes balance on the consolidated balance sheet and amortized over the expected life of the related notes, which approximated six months from the date of issuance. In May 2020, the note holders voted to extend the maturity date of the then outstanding Convertible Notes by six months, resulting in an expected maturity date of December 2020.

At the time of the January 2020 Convertible Notes offering, certain note holders that bought a minimum threshold of the January 2020 Convertible Notes were also issued warrants giving them rights to acquire Financing Stock at the Financing Stock Offer Price, or in the event the Financing Stock offering does not occur to acquire Series D’ preferred stock (the “January 2020 Preferred Stock Warrants”). The January 2020 Preferred Stock Warrants are transferrable (with Company consent) and expire upon the earlier of the occurrence of certain events, as defined by the warrant agreement, or the seventh anniversary of date of issuance (2027). A total of 9,338,642 January 2020 Preferred Stock Warrants were issued and initially recognized at fair value, which resulted in warrant liabilities totaling approximately $2.0 million.

Concurrent with the issuance of certain of the January 2020 Convertible Notes and January 2020 Preferred Stock Warrants (discussed in Note 8), the Company entered into an equity exchange transaction with certain note holders that were existing stockholders. Under this transaction and consistent with the exchange transaction related to the 2019 Convertible Notes, preferred stockholders exchanged their existing junior preferred stock, and in certain cases common stock, for senior Series D’ preferred stock. The transaction was accounted for as an extinguishment and as the preferred equity exchange, January 2020 Convertible Notes issuance and January 2020 Preferred Stock Warrants issuance all occurred in connection with one another, the Company recorded each unit of account in the transaction at their respective fair values. In relation to the January 2020 transaction, the difference between the fair value of Convertible Notes of $15.4 million, Preferred Stock Warrants of $2.0 million, and senior Series D’ preferred stock of $29.8 million which were issued to the Holders and the cash paid of $14.1 million and carrying value of preferred and common equity of $40.4 million surrendered by the Holders in the amount of $7.3 million, was credited to accumulated deficit.

In Q4 2020, the Company entered into an agreement with one holder that participated in the exchange transaction discussed above which allowed the holder to reverse the previously executed exchange. The cancellation of such exchange did not have a material impact on the Company’s financial statements.

Net Loss Per Share Impact of January 2020 Convertible Notes and Warrant Issuance and Equity Exchange

For the purpose of determining the impact of the aforementioned transaction on the calculation of net loss per share, the Company reduced net loss attributable to common stockholders for three months ended March 31, 2020, by $9.5 million, to reflect a dividend for the amount by which the (1) aggregate fair value of new instruments issued less the amount of cash received is greater than (2) the fair value of preferred and common stock surrendered. Given that the exchanges involved a multiple element transaction and the fair value of the consideration received by the stockholders exceeded the fair value of the preferred and common equity given up, the Company has adjusted the EPS computation to reflect the value given to note holders from the common stockholders of the Company that did not participate. This adjustment was computed on the individual holder unit of account basis.

Q4 2020 Convertible Notes and Warrants Issuance

From October 2020 through December 2020, the Company issued and sold convertible promissory notes (the “Q4 2020 Convertible Notes”) under the same terms as the existing Convertible Notes to various investors with aggregate gross proceeds of $19.0 million, of which $7.9 million was issued and sold to related parties as a result of affiliations with certain members of the Board or significant ownership of the Company’s outstanding capital stock. In December 2020, the note holders voted to further extend the maturity date of all outstanding Convertible Notes by six months to June 2021. At the time of the Q4 2020 Convertible Notes offering, certain note holders that bought a minimum threshold of the Q4 2020 Convertible Notes were also issued warrants giving them rights to acquire Financing Stock at the Financing Stock Offer Price, or in the event the Financing Stock offering does not occur to acquire Series D’ preferred stock (the “Q4 2020 Preferred Stock Warrants”). The Q4 2020 Preferred Stock Warrants are transferrable (with Company consent) and expire upon the earlier of the occurrence of certain events, as defined by the warrant agreement, or the seventh anniversary of date of issuance (2027). A total of 4,620,018 Q4 2020 Preferred Stock Warrants were issued and initially recognized at fair value, which resulted in warrant liabilities totaling approximately $1.6 million.

Additionally, the Company evaluated the conversion option within the Q4 2020 Convertible Notes and determined the effective conversion price was beneficial to the note holders. As such, the Company recorded a beneficial conversion feature (“BCF”) related to the issuance of the Q4 2020 Convertible Notes based on the difference between the effective conversion rate and the fair value of the Series D’ preferred stock into which it is convertible. The BCF resulted in a $1.6 million discount to the Q4 2020 Convertible Notes with an increase to additional paid in capital. The Company will accrete the discount in connection with the BCF as interest expense over the term of the Q4 2020 Convertible Notes using the effective interest rate method.

Q1 2021 Convertible Notes

In January 2021, the Company issued and sold convertible promissory notes (the “Q1 2021 Convertible Notes”) under the same terms as the existing Convertible Notes to various investors with aggregate gross proceeds of $1.1 million. The Company evaluated the conversion option within the Q1 2021 Convertible Notes and determined the effective conversion price was beneficial to the note holders. As such, the Company recorded a BCF related to the issuance of the Q1 2021 Convertible Notes based on the difference between the effective conversion rate and the fair value of the Series D’ preferred stock into which it is convertible, limited by the amount of the aggregate gross proceeds. The BCF resulted in a $1.1 million discount to the Q1 2021 Convertible Notes with an increase to additional paid in capital. The Company will accrete the discount in connection with the BCF as interest expense over the term of the Q1 2021 Convertible Notes using the effective interest rate method.